Pension plans (Tables)	3 Months Ended
Mar. 31, 2012
Pension plans
Pension costs

	Three-month period ended in March 31, 2012 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	8	15	9
Interest cost on projected benefit obligation	129	65	27
Expected return on assets	(229)	(65)	—
Amortizations and (gain) / loss	—	10	(2)
Net deferral	—	—	—
Net periodic pension cost (credit)	(92)	25	34

	Three-month period ended in December 31, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	7
Interest cost on projected benefit obligation	92	101	27
Expected return on assets	(154)	(92)	—
Amortizations and (gain) / loss	—	4	(23)
Net periodic pension cost (credit)	(62)	31	11

	Three-month period ended in March 31, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)
Net periodic pension cost (credit)	(68)	40	31